Stock Options (Details Narrative) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Stock-based compensation	$ 15,000	$ 51,000	$ 14,906
Stock option plan [Member]
Common stock shares reserved under plan	4,765,000		4,765,000
Stock options maturity period	10 years
Equity Option [Member] | Employee [Member]
Stock options issued to related party		1,500,000
Stock options issued to related party, fair value		$ 0.04
Volatility rate		243.00%
Risk-free interest rate		2.20%
Expected term		5 years
Stock options vesting percentage, periodically		25.00%
Frequency of periodic vesting of stock options		quarterly
Stock options vesting period		1 year